9. Income and Social Contribution Taxes (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income And Social Contribution Taxes Details 1
Initial balance	R$ 409,699	R$ 292,989	R$ 309,726
Deferred IRPJ and CSLL recognized in income of the year	83,029	100,505	(14,813)
Deferred IRPJ and CSLL recognized in other comprehensive income	13,389	18,938	(2,250)
Deferred IRPJ and CSLL recognized in business combination	(610)	0	0
Others	1,580	(2,733)	326
Final balance	R$ 507,087	R$ 409,699	R$ 292,989